UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          10880 Wilshire Boulevard,
                  Suite 880
                  Los Angeles, CA  90024
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     February 12, 2009

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   40
Form 13F Information Table Value Total:   $33,843

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
ALLSTATE CORP			COM		020002101	882	26936	SH		SOLE			25001	0	1935
AMERICAN EXPRESS CO		COM		025816109	1005	54160	SH		SOLE			50310	0	3850
AMGEN INC			COM		031162100	204	3530	SH		SOLE			3530	0	0
BANK OF AMERICA CORPORATION	COM		060505104	740	52533	SH		SOLE			48763	0	3770
BRISTOL MYERS SQUIBB CO		COM		110122108	1333	57332	SH		SOLE			52932	0	4400
CEMEX SAB DE CV			SPON ADR NEW	151290889	713	78051	SH		SOLE			72745	0	5306
CISCO SYS INC			COM		17275R102	638	39160	SH		SOLE			36200	0	2960
CINTAS CORP			COM		172908105	1508	64900	SH		SOLE			60260	0	4640
DELL INC			COM		24702R101	1277	124720	SH		SOLE			116035	0	8685
EOG RES INC			COM		26875P101	406	6100	SH		SOLE			5685	0	415
EMERSON ELEC CO			COM		291011104	699	19097	SH		SOLE			17682	0	1415
EXPEDIA INC DEL			COM		30212P105	626	76006	SH		SOLE			70633	0	5373
EXXON MOBIL CORP		COM		30231G102	874	10945	SH		SOLE			10160	0	785
GENERAL DYNAMICS CORP		COM		369550108	864	14994	SH		SOLE			13870	0	1124
HARLEY DAVIDSON INC		COM		412822108	736	43345	SH		SOLE			40325	0	3020
HEALTH MGMT ASSOC INC NEW	CL A		421933102	32	18100	SH		SOLE			18100	0	0
HOME DEPOT INC			COM		437076102	1640	71244	SH		SOLE			66194	0	5050
IAC INTERACTIVECORP		COM PAR $.001	44919P508	238	15158	SH		SOLE			13946	0	1212
INTEL CORP			COM		458140100	1546	105429	SH		SOLE			97824	0	7605
JP MORGAN CHASE & CO		COM		46625H100	871	27610	SH		SOLE			25580	0	2030
LEGG MASON INC			COM		524901105	809	36925	SH		SOLE			34350	0	2575
LIBERTY MEDIA CORP NEW		INT COM SER A	53071M104	285	91411	SH		SOLE			85019	0	6392
LIBERTY MEDIA CORP NEW		ENT COM SER A	53071M500	573	32802	SH		SOLE			30394	0	2408
MOTOROLA INC			COM		620076109	787	177612	SH		SOLE			165272	0	12340
NEWELL RUBBERMAID INC		COM		651229106	387	39600	SH		SOLE			36500	0	3100
NOVARTIS A G			SPONSORED ADR	66987V109	1243	24980	SH		SOLE			23180	0	1800
PFIZER INC			COM		717081103	1490	84109	SH		SOLE			78024	0	6085
PROGRESSIVE CORP OHIO		COM		743315103	1796	121275	SH		SOLE			112700	0	8575
SPRINT NEXTEL CORP		COM SER 1	852061100	461	252044	SH		SOLE			234994	0	17050
VULCAN MATLS CO			COM		929160109	1039	14930	SH		SOLE			13850	0	1080
WAL MART STORES INC		COM		931142103	1109	19787	SH		SOLE			18402	0	1385
WALGREEN COMPANY		COM		931422109	1063	43070	SH		SOLE			40135	0	2935
WASHINGTON POST CO		CL B		939640108	734	1880	SH		SOLE			1754	0	126
WASTE MGMT INC DEL		COM		94106L109	1064	32117	SH		SOLE			29712	0	2405
WELLS FARGO & CO NEW		COM		949746101	1202	40775	SH		SOLE			38240	0	2535
WESTERN UN CO			COM		959802109	1039	72488	SH		SOLE			67433	0	5055
WEYERHAEUSER CO			COM		962166104	519	16960	SH		SOLE			15830	0	1130
COVIDIEN LTD			COM		G2552X108	668	18445	SH		SOLE			16955	0	1490
TYCO INTL LTD BERMUDA		COM NEW		G9143X208	424	19645	SH		SOLE			18155	0	1490
TYCO ELECTRONICS LTD		COM NEW		G9144P105	319	19663	SH		SOLE			18173	0	1490